Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SCHWARTZ INVESTMENT TRUST
Entity Central Index Key	0000891160
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000004204
Shareholder Report [Line Items]
Fund Name	Ave Maria Growth Fund
Trading Symbol	AVEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ave Maria Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Growth Fund	$50	0.91%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Ave Maria Growth Fund	S&P 500® Equal Weight Index	S&P 500® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,755	$11,726	$11,790
Jun-2018	$14,170	$13,131	$13,484
Jun-2019	$16,365	$14,205	$14,889
Jun-2020	$17,779	$13,744	$16,006
Jun-2021	$24,203	$20,713	$22,536
Jun-2022	$18,853	$18,770	$20,144
Jun-2023	$23,369	$21,353	$24,091
Jun-2024	$27,220	$23,870	$30,006
Jun-2025	$31,719	$26,910	$34,556
Jun-2026	$38,263	$32,077	$42,271

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2026

Table Summary
	6 Months	1 Year	5 Years	10 Years
Ave Maria Growth Fund	19.85%	20.63%	9.59%	14.36%
S&P 500® Equal Weight Index	12.13%	19.20%	9.14%	12.36%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEGX-growth.php for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEGX-growth.php for updated performance information.
AssetsNet	$ 1,265,365,321
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 4,281,764
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,265,365,321 Number of Portfolio Holdings32 Total Expense Ratio0.91% Advisory Fee $4,281,764 Portfolio turnover (six months)29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	95.4%
Money Market Funds	4.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	8.7%
Silicon Motion Technology Corporation - ADR	7.1%
HEICO Corporation - Class A	5.7%
Texas Instruments, Inc.	5.7%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5.2%
O'Reilly Automotive, Inc.	4.8%
APi Group Corporation	4.8%
Mastercard, Inc. - Class A	4.7%
S&P Global, Inc.	4.6%
RB Global, Inc.	4.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Real Estate	0.6%
Health Care	1.0%
Energy	1.6%
Materials	2.7%
Communications	3.8%
Money Market Funds	4.6%
Consumer Discretionary	12.6%
Financials	13.1%
Industrials	16.1%
Technology	44.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000004205
Shareholder Report [Line Items]
Fund Name	Ave Maria Rising Dividend Fund
Trading Symbol	AVEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ave Maria Rising Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Rising Dividend Fund	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Ave Maria Rising Dividend Fund	S&P 500® Dividend Aristocrats Index	S&P 500® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,210	$10,876	$11,790
Jun-2018	$12,634	$12,041	$13,484
Jun-2019	$13,899	$13,765	$14,889
Jun-2020	$13,434	$13,723	$16,006
Jun-2021	$18,696	$18,955	$22,536
Jun-2022	$17,576	$18,257	$20,144
Jun-2023	$20,075	$20,655	$24,091
Jun-2024	$23,010	$21,620	$30,006
Jun-2025	$25,604	$23,205	$34,556
Jun-2026	$24,798	$26,569	$42,271

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2026

Table Summary
	6 Months	1 Year	5 Years	10 Years
Ave Maria Rising Dividend Fund	0.78%	-3.15%	5.81%	9.51%
S&P 500® Dividend Aristocrats Index	9.31%	14.50%	6.99%	10.27%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEDX-rising-dividend.php for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEDX-rising-dividend.php for updated performance information.
AssetsNet	$ 876,573,813
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,495,328
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$876,573,813 Number of Portfolio Holdings35 Total Expense Ratio0.92% Advisory Fee $3,495,328 Portfolio turnover (six months)19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Texas Instruments, Inc.	6.1%
Texas Pacific Land Corporation	5.0%
Moody's Corporation	4.1%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.1%
Diamondback Energy, Inc.	4.0%
L3Harris Technologies, Inc.	4.0%
Fastenal Company	3.8%
Coca-Cola Europacific Partners plc	3.8%
HEICO Corporation - Class A	3.7%
Chevron Corporation	3.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.2%
Health Care	2.3%
Consumer Staples	3.8%
Communications	4.3%
Materials	4.7%
Real Estate	5.0%
Energy	7.6%
Financials	16.7%
Technology	17.7%
Consumer Discretionary	18.3%
Industrials	18.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000273645
Shareholder Report [Line Items]
Fund Name	Ave Maria Undiscovered Fund
Trading Symbol	AVEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ave Maria Undiscovered Fund (the "Fund") for the period of April 30, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Undiscovered Fund	$22	1.25%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Ave Maria Undiscovered Fund	S&P 500® Index	S&P SmallCap 600® Index
Apr-2026	$10,000	$10,000	$10,000
Jun-2026	$10,670	$10,426	$10,841

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2026

Table Summary
Since Inception (April 30, 2026)
Ave Maria Undiscovered Fund	6.70%
S&P 500® Index	4.26%
S&P SmallCap 600® Index	8.41%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEUX-undiscovered.php for updated performance information.

Performance Inception Date	Apr. 30, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEUX-undiscovered.php for updated performance information.
AssetsNet	$ 8,192,766
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,192,766 Number of Portfolio Holdings61 Total Expense Ratio1.25% Advisory Fee (net of waivers) $0 Portfolio turnover (since inception)0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	93.3%
Money Market Funds	6.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Middleby Corporation (The)	3.8%
Builders FirstSource, Inc.	2.0%
Interparfums, Inc.	2.0%
RLI Corporation	2.0%
StandardAero, Inc.	2.0%
MSA Safety, Inc.	1.9%
Climb Global Solutions, Inc.	1.9%
Stevanato Group S.p.A.	1.9%
Liquidity Services, Inc.	1.9%
Hingham Institution for Savings (The)	1.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Utilities	1.6%
Real Estate	4.7%
Consumer Staples	5.4%
Money Market Funds	6.8%
Financials	8.9%
Materials	9.0%
Technology	9.6%
Consumer Discretionary	13.0%
Health Care	13.8%
Industrials	27.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000004203
Shareholder Report [Line Items]
Fund Name	Ave Maria Value Fund
Trading Symbol	AVEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ave Maria Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Value Fund	$49	0.92%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Ave Maria Value Fund	S&P 500® Index	S&P MidCap 400® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,822	$11,790	$11,857
Jun-2018	$13,702	$13,484	$13,458
Jun-2019	$14,351	$14,889	$13,641
Jun-2020	$12,069	$16,006	$12,728
Jun-2021	$18,919	$22,536	$19,503
Jun-2022	$17,481	$20,144	$16,648
Jun-2023	$19,407	$24,091	$19,580
Jun-2024	$21,955	$30,006	$22,238
Jun-2025	$26,692	$34,556	$23,912
Jun-2026	$29,387	$42,271	$30,101

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2026

Table Summary
	6 Months	1 Year	5 Years	10 Years
Ave Maria Value Fund	12.79%	10.10%	9.21%	11.38%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
S&P MidCap 400® Index	17.34%	25.89%	9.07%	11.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEMX-value.php for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEMX-value.php for updated performance information.
AssetsNet	$ 536,971,188
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,947,510
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$536,971,188 Number of Portfolio Holdings34 Total Expense Ratio0.92% Advisory Fee $1,947,510 Portfolio turnover (six months)13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	90.8%
Money Market Funds	9.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Texas Pacific Land Corporation	16.3%
TD SYNNEX Corporation	5.9%
WaterBridge Infrastructure, LLC - Class A	5.6%
LandBridge Company, LLC - Class A	5.6%
Hingham Institution for Savings (The)	4.6%
Permian Basin Royalty Trust	3.9%
VeriSign, Inc.	3.8%
Wheaton Precious Metals Corporation	3.7%
Expand Energy Corporation	3.4%
Brown & Brown, Inc.	2.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	3.8%
Health Care	3.9%
Utilities	5.6%
Consumer Discretionary	5.9%
Materials	6.4%
Technology	8.1%
Money Market Funds	9.2%
Financials	9.3%
Energy	9.8%
Industrials	14.0%
Real Estate	24.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000088418
Shareholder Report [Line Items]
Fund Name	Ave Maria World Equity Fund
Trading Symbol	AVEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ave Maria World Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria World Equity Fund	$56	1.05%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Ave Maria World Equity Fund	MSCI ACWI Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,647	$11,879
Jun-2018	$12,437	$13,153
Jun-2019	$13,645	$13,908
Jun-2020	$12,195	$14,202
Jun-2021	$16,253	$19,778
Jun-2022	$14,097	$16,663
Jun-2023	$17,066	$19,417
Jun-2024	$18,879	$23,179
Jun-2025	$21,525	$26,927
Jun-2026	$24,502	$33,301

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2026

Table Summary
	6 Months	1 Year	5 Years	10 Years
Ave Maria World Equity Fund	14.43%	13.83%	8.56%	9.38%
MSCI ACWI Index	11.25%	23.67%	10.98%	12.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEWX-world-equity.php for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEWX-world-equity.php for updated performance information.
AssetsNet	$ 155,629,249
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 529,146
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$155,629,249
Number of Portfolio Holdings	49
Total Expense Ratio	1.05%
Advisory Fee	$529,146
Portfolio turnover (six months)	15%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	1.2%
Real Estate	1.4%
Money Market Funds	1.5%
Utilities	3.6%
Materials	4.0%
Energy	4.3%
Health Care	7.7%
Consumer Discretionary	9.2%
Financials	14.2%
Technology	19.2%
Industrials	33.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6.4%
Hammond Power Solutions, Inc. - Class A	6.2%
Comfort Systems USA, Inc.	5.7%
SharkNinja, Inc.	5.0%
Eaton Corporation plc	4.3%
ASML Holding N.V.	4.2%
Mastercard, Inc. - Class A	3.3%
Hinge Health, Inc. - Class A	3.1%
Tasmea Ltd.	3.0%
NVIDIA Corporation	2.7%

Country Weighting (% of net assets)

Table Summary
Value	Value
Poland	3.8%
Netherlands	4.2%
United Kingdom	4.4%
Brazil	4.7%
Australia	4.7%
Japan	4.9%
Ireland	6.0%
Taiwan	6.4%
Canada	10.4%
United States	32.5%
Other Countries	18.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2026.
C000219050
Shareholder Report [Line Items]
Fund Name	Ave Maria Growth Focused Fund
Trading Symbol	AVEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ave Maria Growth Focused Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Growth Focused Fund	$59	1.12%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Ave Maria Growth Focused Fund	S&P 500® Index	S&P MidCap 400® Growth Index
May-2020	$10,000	$10,000	$10,000
Jun-2020	$10,630	$10,992	$11,393
Jun-2021	$14,598	$15,476	$16,568
Jun-2022	$10,628	$13,833	$13,172
Jun-2023	$12,863	$16,543	$15,703
Jun-2024	$13,734	$20,606	$18,659
Jun-2025	$17,700	$23,730	$19,461
Jun-2026	$19,169	$29,028	$25,301

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2026

Table Summary
	6 Months	1 Year	5 Years	Since Inception (May 1, 2020)
Ave Maria Growth Focused Fund	14.04%	8.30%	5.60%	11.13%
S&P 500® Index	10.21%	22.32%	13.41%	18.87%
S&P MidCap 400® Growth Index	21.57%	30.01%	8.84%	16.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEAX-growth-focused.php for updated performance information.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEAX-growth-focused.php for updated performance information.
AssetsNet	$ 82,947,054
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 281,901
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$82,947,054 Number of Portfolio Holdings18 Total Expense Ratio1.12% Advisory Fee $281,901 Portfolio turnover (six months)21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
APi Group Corporation	20.1%
WaterBridge Infrastructure, LLC - Class A	15.3%
LandBridge Company, LLC - Class A	7.0%
eDreams ODIGEO S.A.	6.7%
Texas Pacific Land Corporation	5.6%
SigmaRoc plc	5.1%
GFL Environmental, Inc.	5.1%
EagleRock Land, LLC - Class A	4.8%
Secure Waste Infrastructure Corporation	4.8%
Brookfield Corporation	4.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.8%
Energy	4.8%
Technology	4.9%
Communications	6.7%
Materials	7.5%
Real Estate	12.6%
Financials	17.5%
Utilities	20.1%
Industrials	25.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000004202
Shareholder Report [Line Items]
Fund Name	Ave Maria Value Focused Fund
Trading Symbol	AVERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ave Maria Value Focused Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Value Focused Fund	$56	1.03%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Ave Maria Value Focused Fund (“the Fund”) had a total return of 18.95% for the six months ended June 30, 2026, compared to the total return of 10.89% for the S&P Composite 1500® Index.

The Fund’s main contributors to performance included Intel Corporation (+123%), WaterBridge Infrastructure, LLC (+72%), LandBridge Company, LLC (+62%), and Texas Pacific Land Corporation (+54%). The main detractors from performance included Zoetis, Inc. (-48%), Accenture plc (-43%), Shift4 Payments, Inc. (-23%), and Domino’s Pizza, Inc. (-18%).

The Fund owns a diversified portfolio of 32 companies, across a broad array of industries, with an emphasis on industrials, energy, oil/natural gas/water royalties, and real estate.  Texas Pacific Land Corporation, LandBridge Company, LLC, and WaterBridge Infrastructure, LLC remain the three largest holdings in the Fund at 18.6%, 10.1%, and 8.8% of net assets, respectively.  The Fund continues to be managed with a long-term focus, using a value-oriented investment approach based upon fundamental security analysis.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Ave Maria Value Focused Fund	S&P 500® Index	S&P Composite 1500® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,125	$11,790	$11,809
Jun-2018	$13,209	$13,484	$13,521
Jun-2019	$12,958	$14,889	$14,780
Jun-2020	$12,599	$16,006	$15,679
Jun-2021	$20,873	$22,536	$22,283
Jun-2022	$19,931	$20,144	$19,828
Jun-2023	$22,247	$24,091	$23,643
Jun-2024	$27,337	$30,006	$29,204
Jun-2025	$35,251	$34,556	$33,432
Jun-2026	$42,706	$42,271	$41,078

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
Ave Maria Value Focused Fund	18.95%	21.15%	15.39%	15.62%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
S&P Composite 1500® Index	10.89%	22.87%	13.01%	15.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVERX-value-focused.php for updated performance information.
AssetsNet	$ 126,644,836
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 407,915
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$126,644,836 Number of Portfolio Holdings34 Total Expense Ratio1.03% Advisory Fee $407,915 Portfolio turnover (six months)36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	93.3%
Money Market Funds	6.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Health Care	1.0%
Industrials	2.2%
Communications	3.3%
Money Market Funds	6.7%
Consumer Discretionary	7.1%
Financials	7.5%
Technology	7.9%
Materials	8.2%
Utilities	8.8%
Energy	17.1%
Real Estate	30.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Texas Pacific Land Corporation	18.6%
LandBridge Company, LLC - Class A	10.1%
WaterBridge Infrastructure, LLC - Class A	8.8%
Chevron Corporation	5.4%
Expand Energy Corporation	4.0%
Intel Corporation	3.9%
VeriSign, Inc.	3.3%
Intercontinental Exchange, Inc.	3.1%
Occidental Petroleum Corporation	2.7%
Wheaton Precious Metals Corporation	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000004207
Shareholder Report [Line Items]
Fund Name	Ave Maria Bond Fund
Trading Symbol	AVEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ave Maria Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Bond Fund	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Ave Maria Bond Fund	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,218	$9,979	$9,969
Jun-2018	$10,442	$9,921	$9,929
Jun-2019	$11,042	$10,609	$10,710
Jun-2020	$11,402	$11,364	$11,646
Jun-2021	$12,567	$11,385	$11,607
Jun-2022	$11,928	$10,556	$10,413
Jun-2023	$12,288	$10,546	$10,315
Jun-2024	$13,120	$10,989	$10,587
Jun-2025	$13,996	$11,729	$11,230
Jun-2026	$14,476	$12,097	$11,656

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 6/30/2026

Table Summary
	6 Months	1 Year	5 Years	10 Years
Ave Maria Bond Fund	1.34%	3.43%	2.87%	3.77%
Bloomberg Intermediate U.S. Government/Credit Bond Index	0.40%	3.14%	1.22%	1.92%
Bloomberg U.S. Aggregate Bond Index	0.62%	3.79%	0.08%	1.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEFX-bond.php for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEFX-bond.php for updated performance information.
AssetsNet	$ 797,385,317
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 994,218
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$797,385,317 Number of Portfolio Holdings178 Total Expense Ratio0.41% Advisory Fee $994,218 Portfolio turnover (six months)18%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	18.3%
Corporate Bonds	43.6%
Money Market Funds	2.3%
U.S. Government & Agencies	35.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Coca-Cola Europacific Partners plc	1.9%
Texas Instruments, Inc.	1.8%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 01/15/31	1.5%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 07/15/31	1.4%
Truist Financial Corporation	1.4%
Exxon Mobil Corporation	1.4%
U.S. Treasury Inflation-Protected Notes, 0.125%, due 01/15/32	1.4%
U.S. Treasury Inflation-Protected Notes, 1.750%, due 01/15/34	1.3%
U.S. Treasury Inflation-Protected Notes, 1.125%, due 01/15/33	1.3%
Illinois Tool Works, Inc., 2.650%, due 11/15/26	1.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Communications	0.6%
Health Care	1.4%
Real Estate	2.0%
Money Market	2.3%
Materials	3.6%
Energy	4.9%
Technology	8.1%
Consumer Staples	8.2%
Consumer Discretionary	8.1%
Industrials	11.5%
Financials	13.2%
U.S. Treasury Obligations	35.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.